UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

FORM N-Q

MARCH 31, 2018

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 55.8%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
DISH DBS Corp., Senior Notes	5.000%	3/15/23	50,000		$45,125
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	30,000		32,419

TOTAL CONSUMER DISCRETIONARY					77,544

CONSUMER STAPLES - 9.8%
Food & Staples Retailing - 1.8%
CVS Health Corp., Senior Notes	5.050%	3/25/48	70,000		73,913
Rite Aid Corp., Senior Notes	6.750%	6/15/21	30,000		30,713

Total Food & Staples Retailing					104,626

Food Products - 6.7%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000		129,936
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000		64,439
Marfrig Holdings Europe BV, Senior Notes	8.000%	6/8/23	200,000		202,000	(a)

Total Food Products					396,375

Household Products - 0.7%
Church & Dwight Co. Inc., Senior Notes	3.150%	8/1/27	45,000		42,624

Tobacco - 0.6%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	35,000		35,087	(b)

TOTAL CONSUMER STAPLES					578,712

ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000		91,913
Antero Resources Corp., Senior Notes	5.000%	3/1/25	72,000		72,540
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	100,000		97,935	(b)
Energy Transfer Equity LP, Senior Secured Notes	5.500%	6/1/27	55,000		55,275
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	50,000		52,100
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	55,000		64,782
YPF SA, Senior Notes	6.950%	7/21/27	60,000		60,396	(a)

TOTAL ENERGY					494,941

FINANCIALS - 11.8%
Banks - 9.9%
Banco de Credito del Peru, Senior Notes	4.850%	10/30/20	400,000	PEN	124,424	(b)
Banco do Brasil SA, Junior Subordinated Notes (9.000% to 6/18/24 then 10 year Treasury Constant Maturity Rate + 6.362%)	9.000%	6/18/24	200,000		214,572	(a)(c)(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000		121,983

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000	$66,706
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	55,000	55,399

Total Banks				583,084

Consumer Finance - 1.9%
American Express Co., Senior Notes	2.650%	12/2/22	120,000	116,219

TOTAL FINANCIALS				699,303

HEALTH CARE - 1.5%
Health Care Providers & Services - 0.5%
HCA Inc., Senior Secured Notes	4.750%	5/1/23	25,000	25,344

Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	60,000	60,543	(b)

TOTAL HEALTH CARE				85,887

INDUSTRIALS - 2.3%
Industrial Conglomerates - 1.1%
3M Co., Senior Notes	3.125%	9/19/46	75,000	66,705

Road & Rail - 1.2%
CSX Corp., Senior Notes	3.800%	11/1/46	75,000	69,308

TOTAL INDUSTRIALS				136,013

INFORMATION TECHNOLOGY - 0.9%
Software - 0.9%
Symantec Corp., Senior Notes	5.000%	4/15/25	55,000	55,608	(b)

MATERIALS - 6.9%
Chemicals - 3.4%
CF Industries Inc., Senior Notes	4.950%	6/1/43	30,000	26,288
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	90,000	88,939	(b)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	80,000	82,100	(b)

Total Chemicals				197,327

Containers & Packaging - 0.7%
Sealed Air Corp., Senior Notes	5.250%	4/1/23	40,000	41,300	(b)

Metals & Mining - 1.0%
FMG Resources August 2006 Pty Ltd., Senior Notes	5.125%	3/15/23	60,000	59,739	(b)

Paper & Forest Products - 1.8%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000	107,887	(b)

TOTAL MATERIALS				406,253

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000	57,427

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
GEO Group Inc., Senior Notes	5.125%	4/1/23	31,000		$30,767
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000		88,282
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	60,000		56,775	(b)

TOTAL REAL ESTATE					233,251

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 5.5%
AT&T Inc., Senior Notes	3.900%	8/14/27	115,000		116,012
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	240,000		207,600	(b)

Total Diversified Telecommunication Services					323,612

Wireless Telecommunication Services - 2.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000		134,713

TOTAL TELECOMMUNICATION SERVICES					458,325

UTILITIES - 1.1%
Gas Utilities - 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000		64,919

TOTAL CORPORATE BONDS & NOTES (Cost - $3,305,724)					3,290,756

SOVEREIGN BONDS - 16.5%
Colombia - 2.0%
Colombian TES, Bonds	7.500%	8/26/26	306,000,000	COP	118,015

Indonesia - 4.7%
Republic of Indonesia, Senior Notes	7.000%	5/15/27	3,754,000,000	IDR	277,988

Malaysia - 3.6%
Federation of Malaysia, Senior Notes	3.899%	11/16/27	830,000	MYR	213,704

Mexico - 2.1%
United Mexican States, Bonds	8.000%	11/7/47	2,100,000	MXN	120,656

South Africa - 4.1%
Republic of South Africa, Bonds	8.750%	2/28/48	2,900,000	ZAR	242,178

TOTAL SOVEREIGN BONDS (Cost - $965,403)					972,541

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.6%
U.S. Government Obligations - 10.6%
U.S. Treasury Bonds	2.875%	11/15/46	330,000		323,703
U.S. Treasury Notes	2.750%	2/15/28	300,000		300,193

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $621,622)					623,896

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 6.3%
Federal National Mortgage Association (FNMA) - CAS, 2015-C02, 1M2 (1 mo. USD LIBOR + 4.000%)	5.872%	5/25/25	75,575		82,991	(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C05, 2M2 (1 mo. USD LIBOR + 4.450%)	6.322%	1/25/29	180,000		$201,397	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01, 1M2 (1 mo. USD LIBOR + 3.550%)	5.422%	7/25/29	30,000		32,605	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07, 1M2 (1 mo. USD LIBOR + 2.400%)	4.272%	5/25/30	55,000		56,047	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $366,935)					373,040

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,259,684)					5,260,233

SHORT-TERM INVESTMENTS - 3.5%
SOVEREIGN BONDS - 3.5%
Egypt - 3.5%
Egypt Treasury Bills (Cost - $207,253)	17.820%	6/19/18	3,800,000	EGP	207,932	(f)

TOTAL INVESTMENTS - 92.7% (Cost - $5,466,937)					5,468,165
Other Assets in Excess of Liabilities - 7.3%					431,913

TOTAL NET ASSETS - 100.0%					$5,900,078

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

Abbreviations used in this schedule:

COP	— Colombian Peso
EGP	— Egypt Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
ZAR	— South African Rand

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra
Long-Term Bonds	2	6/20/18	$311,004	$320,937	$9,933
Contracts to Sell:
Euro-Bund	4	6/7/18	772,816	784,683	(11,867)

Net unrealized depreciation on open futures contracts					$(1,934)

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	116,288	ZAR	1,400,000	Citibank N.A.	4/11/18	$(1,750)
USD	61,997	PLN	210,000	HSBC Bank USA, N.A.	4/17/18	636
PLN	210,000	USD	61,275	Morgan Stanley & Co. Inc.	4/17/18	85
JPY	13,100,000	USD	120,257	Barclays Bank PLC	5/11/18	3,192
USD	122,789	EUR	100,000	HSBC Bank USA, N.A.	5/18/18	(691)
EUR	90,000	USD	111,316	JPMorgan Chase & Co.	5/18/18	(183)
EUR	100,000	USD	124,355	JPMorgan Chase & Co.	5/18/18	(874)
EUR	100,000	USD	124,697	UBS AG	5/18/18	(1,216)
USD	58,314	NZD	80,000	Goldman Sachs Group Inc.	6/8/18	512
NZD	80,000	USD	58,046	Morgan Stanley & Co. Inc.	6/8/18	(244)
GBP	90,000	USD	125,516	Citigroup Global Markets, Inc.	6/15/18	1,164

Total						$631

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Securities Inc. (Liberty Interactive LLC, 8.500%, due 7/15/29)	$100,000	6/20/22	1.42%	5.000% Quarterly	$14,068	$9,464	$4,604
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	1.96%	1.000% Quarterly	(1,489)	(2,633)	1,144
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	2.32%	1.000% Quarterly	(2,245)	(1,628)	(617)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	1.96%	1.000% Quarterly	(2,419)	(4,281)	1,862

Total	$245,000				$7,915	$922	$6,993

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Global Markets Inc. (Republic of Columbia, 10.375%, due 1/28/33)	$90,000	12/20/22	0.95%	1.000% Quarterly	$183	$(235)	$418
Citigroup Global Markets Inc. (Republic of Indonesia, 5.875%, due 3/13/20)	290,000	12/20/22	0.93%	1.000% Quarterly	916	881	35

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Securities Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$300,000	6/20/22	1.31%	1.000% Quarterly	$(3,715)	$(16,458)	$12,743
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 4/22/26)	130,000	12/20/22	2.54%	5.000% Quarterly	13,590	14,212	(622)
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 4/22/26)	105,000	12/20/22	2.54%	5.000% Quarterly	10,977	11,051	(74)
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 4/22/26)	30,000	12/20/22	2.54%	5.000% Quarterly	3,136	3,234	(98)
Morgan Stanley & Co. Inc. (Republic of Columbia, 10.375%, due 1/28/33)	205,000	12/20/22	0.95%	1.000% Quarterly	417	(536)	953

Total	$1,150,000				$25,504	$12,149	$13,355

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29.1 Index	$2,750,000	12/20/22	5.000% Quarterly	$183,066	$195,649	$(12,583)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$3,290,756	—	$3,290,756
Sovereign Bonds	—	972,541	—	972,541
U.S. Government & Agency Obligations	—	623,896	—	623,896
Collateralized Mortgage Obligations	—	373,040	—	373,040

Total Long-Term Investments	—	5,260,233	—	5,260,233

Short-Term Investments†	—	207,932	—	207,932

Total Investments	—	$5,468,165	—	$5,468,165

Other Financial Instruments:
Futures Contracts	$9,933	—	—	9,933
Forward Foreign Currency Contracts	—	5,589	—	5,589
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	14,068	—	14,068
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	29,219	—	29,219

Total Other Financial Instruments	$9,933	$48,876	—	$58,809

Total	$9,933	$5,517,041	—	$5,526,974

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$11,867	—	—	$11,867
Forward Foreign Currency Contracts	—	$4,958	—	4,958
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	6,153	—	6,153
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	3,715	—	3,715
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	12,583	—	12,583

Total	$11,867	$27,409	—	$39,276

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018